Deferred tax - Movement in deferred tax assets and liabilities(Details) - ZAR (R) R in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	R 82,658	R 100,067
Charged/ (credited) to the income statement (note 28)	24,978	19,976
Charged/ (credited) directly to equity (note 14)	5,596	(59)
Foreign currency translation differences	578	878
Deferred tax assets	(40,717)	(28,130)
Deferred tax liability (asset)	41,941	71,937	R 90,976
Before offset amounts
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charged/ (credited) to the income statement (note 28)	(24,978)	(19,976)
Charged/ (credited) directly to equity (note 14)	(5,596)	59
Foreign currency translation differences	578	878
Deferred tax liability (asset)	41,941	71,937	90,976
Before offset amounts | Capital allowances for tax purposes
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	42,828	33,616	27,603
Charged/ (credited) to the income statement (note 28)	9,185	6,013
Charged/ (credited) directly to equity (note 14)	0	0
Foreign currency translation differences	27	0
Before offset amounts | Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	57,084	49,807	39,088
Charged/ (credited) to the income statement (note 28)	7,279	10,721
Charged/ (credited) directly to equity (note 14)	0	0
Foreign currency translation differences	(2)	(2)
Before offset amounts | Pre-payments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	2,857	2,815	1,970
Charged/ (credited) to the income statement (note 28)	68	845
Charged/ (credited) directly to equity (note 14)	0	0
Foreign currency translation differences	(26)	0
Before offset amounts | Deferred foreign currency gains
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	33,858	61,616	87,878
Charged/ (credited) to the income statement (note 28)	(28,318)	(25,834)
Charged/ (credited) directly to equity (note 14)	237	(428)
Foreign currency translation differences	323	0
Before offset amounts | Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	887	1,106	1,268
Charged/ (credited) to the income statement (note 28)	105	(163)
Charged/ (credited) directly to equity (note 14)	0	0
Foreign currency translation differences	(324)	1
Before offset amounts | Deferred tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	137,514	148,960	157,807
Charged/ (credited) to the income statement (note 28)	(11,681)	(8,418)
Charged/ (credited) directly to equity (note 14)	237	(428)
Foreign currency translation differences	(2)	(1)
Before offset amounts | Revenue received in advance
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charged/ (credited) to the income statement (note 28)	(1,426)	(1,138)
Charged/ (credited) directly to equity (note 14)	0	0
Foreign currency translation differences	0	0
Deferred tax assets	(15,730)	(14,304)	(13,166)
Before offset amounts | Capital allowances for tax purposes
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charged/ (credited) to the income statement (note 28)	(8,503)	3,478
Charged/ (credited) directly to equity (note 14)	0	0
Foreign currency translation differences	54	24
Deferred tax assets	(30,556)	(22,107)	(25,609)
Before offset amounts | Provisions, accruals and lease straight-lining
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charged/ (credited) to the income statement (note 28)	(5,572)	(3,495)
Charged/ (credited) directly to equity (note 14)	0	0
Foreign currency translation differences	393	381
Deferred tax assets	(33,910)	(28,731)	(25,617)
Before offset amounts | Assessable losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charged/ (credited) to the income statement (note 28)	4,713	(10,178)
Charged/ (credited) directly to equity (note 14)	0	0
Foreign currency translation differences	131	485
Deferred tax assets	(5,892)	(10,736)	(1,043)
Before offset amounts | Share-based payments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charged/ (credited) to the income statement (note 28)	(2,354)	0
Charged/ (credited) directly to equity (note 14)	(5,833)	487
Foreign currency translation differences	0	0
Deferred tax assets	(8,187)	0	(487)
Before offset amounts | Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charged/ (credited) to the income statement (note 28)	(155)	(225)
Charged/ (credited) directly to equity (note 14)	0	0
Foreign currency translation differences	2	(11)
Deferred tax assets	(1,298)	(1,145)	(909)
Before offset amounts | Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charged/ (credited) to the income statement (note 28)	(13,297)	(11,558)
Charged/ (credited) directly to equity (note 14)	(5,833)	487
Foreign currency translation differences	580	879
Deferred tax assets	R (95,573)	R (77,023)	R (66,831)